Cash Flow Information	12 Months Ended
Jan. 31, 2021
Cash Flow Information
Cash Flow Information
38	Cash Flow Information

(a)	Reconciliation of result for the year to cashflows from operating activities

Reconciliation of net income to net cash provided by operating activities:

	For the Year Ended 31 January 2021 NZ$000’s	For the Year Ended 31 January 2020 NZ$000’s	For the Year Ended 31 January 2019 NZ$000’s
Loss for the year	(68,346)	(54,305)	(49,220)
Cash flows excluded from profit attributable to operating activities
- interest paid on borrowings	1,256	2,868	3,400
- gain on sale of intangible assets	-	(906)	-
Non-cash flows in profit:
- Interest on convertible note borrowings	5,681	-	-
- depreciation and amortisation expense	8,700	10,603	2,382
- impairment expense	4,895	8,904	8,173
- shares issued in lieu of inventory payment	-	5,942	-
- shares issued for agreed settlement	5,701	-	-
- fair value on warrants issued	-	371	-
- fair value loss/(gain) on convertible notes derivative	26,552	-	775
Changes in assets and liabilities:
- (increase)/decrease in trade and other receivables	(2,082)	2,901	14,267
- (increase)/decrease in current tax receivables	2	368	(355)
- (increase)/decrease in inventories	6,604	(1,912)	13,350
- (increase)/decrease in deferred tax asset/(liability)	-	711	(692)
- (increase)/decrease in related party receivables	-	282	6,531
- increase/(decrease) in trade and other payables	6,037	402	(5,681)
- increase/(decrease) in income taxes payable	205	(140)	226
- increase/(decrease) in provisions	(5,622)	5,534	(522)
- increase/(decrease) in foreign currency derivative liability	-	(1,484)	(1,712)
- net exchange differences	(601)	(33)	(355)
Cashflows from operations	(11,018)	(19,894)	(9,434)

(b)	Non-cash investing and financing activities

Investing and financing transactions that do not require the use of cash or cash equivalents (i.e. non-cash) are excluded from the statement of cash flows. Such transactions are disclosed below that provides all the relevant information about the non-cash investing and financing activities specific to the Group:

	For the Year Ended 31 January 2021 NZ$000’s	For the Year Ended 31 January 2020 NZ$000’s	For the Year Ended 31 January 2019 NZ$000’s
Shares issued in lieu of inventory payment	-	15,525	-
Shares issued in lieu of agreed debt	5,701	-	-
Shares issued on conversion of debt	1,689	-	-
Warrants issued	-	371	-
	7,192	15,896	-